Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Reconciliation of Effective and Nominal Tax Expense

The following table shows the reconciliation between the effective and nominal tax expense at the nominal standard French rate of 33.33% as of December 31, 2016 and 2017 and 28.0% as of December 31, 2018 (excluding additional contributions):

	Year ended December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
(Loss) before taxes	(114,531)	(147,692)	(166,061)
Theoretical group tax rate	33,33%	33,33%	28,00%
Nominal tax expense	38,173	49,226	46,497
Increase/decrease in tax expense arising from:
Permanent differences	—	—	—
Research tax credit	2,409	3,110	3,089
Share-based compensation	(11,451)	(10,260)	(7,253)
Non recognition of deferred tax assets related to tax losses and temporary differences	(29,195)	(41,453)	(54,205)
Other differences	64	622	11,887
Effective tax expenses	—	—	(15)
Effective tax rate	0%	0%	0,01%